Commitments - Collaboration Agreements (Details) $ in Thousands	1 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) company	Sep. 30, 2018 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) item
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of shares issued					$ 227,499
Minimum amount agreed to purchase in batches of drug product		$ 10,600
Catalent Maryland, Inc. (Catalent)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period for which annual fee is payable					5 years
Term of manufacturing and supply agreement		5 years
Additional extension term of manufacturing and supply agreement		5 years
Paragon
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of companies | company			2
Upfront payments			$ 10,000
Annual fee payable			$ 4,000
Annual fee payable term			5 years
Penn Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments	$ 1,000			$ 2,500
Annual fee payable	5,000
Shares issued | shares				839,130
Fair value of shares issued				$ 900
Number of options exercised | item						1
Payment on exercise of options						$ 500
Annual license maintenance fee payable						300
Remaining amount payable on exercise of options						500
Development milestone payment						0
Sales milestone payments						55,000
Quarterly fee payable	$ 1,300
Extended term of option exercise window	3 years
Period for which annual fee is payable	5 years
Penn Agreement | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement non refundable upfront fee				800
Penn Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement non refundable upfront fee				$ 1,000
Amount payable per product candidate upon achievement of specific development milestone						$ 16,500